Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020
Accounting Policies [Abstract]
Schedule of balances of the VIE
	March 31, 2021	June 30, 2020
Current assets	$1,011,772	$895,321
Non-current assets	699,169	924,537
Total assets	$1,710,941	$1,819,858

Current liabilities	$1,466,275	$618,663
Non-current liabilities	166,760	341,273
Total liabilities	$1,633,035	$959,936
	Nine Months Ended March 31, 2021	Nine Months Ended March 31, 2020
Revenues	$152,924	$-
Gross profit	$86,000	$-
Net loss	$(1,881,939)	$(944,617)
	Three Months Ended March 31, 2021	Three Months Ended March 31, 2020
Revenues	$17,685	$-
Gross profit	$7,774	$-
Net loss	$(785,680)	$(235,541)

	June 30, 2020	June 30, 2019
Current assets	$895,321	$1,573,413
Non-current assets	924,537	96,927
Total assets	$1,819,858	$1,670,340

Current liabilities	$618,663	$6,232,836
Non-current liabilities	341,273	-
Total liabilities	$959,936	$6,232,836
	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019

Revenues	$1,414,781	$-
Gross profit	$1,312,638	$-
Net loss	$(580,767)	$(1,432,372)

Schedule of depreciation of property and equipment
Furniture and fixtures	3-5 years
Office equipment	3-5 years
Vehicles	5 years
Lease improvement	3 years

Furniture and fixtures	3-5 years
Office equipment	3-5 years
Vehicles	5 years
Lease improvement	3 years

Schedule of exchange rates used to translate amounts
	March 31,	March 31,	June 30,
	2021	2020	2020
Period end USD: RMB exchange rate	6.5713	7.0851	7.0795
Average USD: RMB exchange rate	6.6820	6.9993	7.0199

	June 30,	June 30,
	2020	2019
Period end USD: RMB exchange rate	7.0795	6.8668
Average USD: RMB exchange rate	7.0199	6.8263